Note 2 - Summary of Significant Accounting Policies (Details Textual)		3 Months Ended	12 Months Ended
	Apr. 15, 2016	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of Financial Institutions			1
Allowance for Doubtful Accounts Receivable			$ 0	$ 0
Inventory, Raw Materials, Net of Reserves			181,000
Inventory, Finished Goods, Net of Reserves			$ 2,506,000
Warranty Period			1 year
Minimum [Member]
Property, Plant and Equipment Estimated Useful Lives1			3 years
Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives1			7 years
Medical Equipment, Sales Demos [Member]
Property, Plant and Equipment Estimated Useful Lives1			5 years
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk, Number of Customers			3	4
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Three Customers [Member]
Concentration Risk, Percentage			78.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Four Customers [Member]
Concentration Risk, Percentage				87.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk, Number of Customers			3	3
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk, Percentage			81.00%	86.00%
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	8
Reclassification to Report Debt Issuance Costs as a Contra Debt Liability [Member] | December 31, 2015 [Member]
Prior Period Reclassification Adjustment		$ (387,000)